May 1, 2025

Daniel Greenspan, Esquire
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Retirement Funds, Inc. (“Registrant”)
    consisting of the following series and classes:

   T. Rowe Price Retirement 2070 Fund

T. Rowe Price Retirement 2070 Fund—I Class

T. Rowe Price Retirement 2070 Fund—Advisor Class

T. Rowe Price Retirement 2070 Fund—R Class

T. Rowe Price Retirement Blend 2070 Fund

T. Rowe Price Retirement Blend 2070 Fund—I Class

T. Rowe Price Target 2070 Fund

T. Rowe Price Target 2070 Fund—I Class

T. Rowe Price Target 2070 Fund—Advisor Class

     File Nos. 333-92380 / 811-21149

Dear Mr. Greenspan:

This letter is being filed in accordance with Rule 497(j) of the Securities Act of 1933. There were no changes to the prospectuses and Statement of Additional Information (“SAI”) that were filed under Rule 485(b) on April 23, 2025.

The Funds’ prospectuses and SAI went effective automatically on May 1, 2025.

If you have any questions about this filing, please give me a call at 410-345-6646 or email me at brian.poole@troweprice.com.

Sincerely,

/s/Brian R. Poole

Brian R. Poole

Vice President and Managing Legal Counsel, T. Rowe Price Associates, Inc.